Principal Accounting Policies - Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating incomes, net
Principal Accounting Policies
Government grants	$ 10,350	$ 10,423	$ 1,299